The Community Reinvestment Act Qualified Investment Fund - CRA Shares
FUND SUMMARY
INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold CRA Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	CRA Shares Community Reinvestment Act Qualified Investment Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CRA Shares Community Reinvestment Act Qualified Investment Fund
Management Fees	0.30%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.39%
Total Annual Fund Operating Expenses	0.94%

Example

This Example is intended to help you compare the cost of investing in CRA Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in CRA Shares of the Fund for the time periods indicated and then redeem all your CRA Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
CRA Shares Community Reinvestment Act Qualified Investment Fund	96	300	520	1,155

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and (2) other securities that have a rating in the highest category assigned by a nationally recognized statistical rating organization (“Rating Agency”), for example AAA by Standard & Poor’s Ratings Group and/or Aaa by Moody’s Investors Service, Inc., or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

Under normal circumstances, the Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings. U.S. Government Securities are not subject to the foregoing 25% limitation.

Under normal circumstances, the Fund will invest at least 90% of its net assets in debt securities and other debt instruments that the Fund’s investment advisor believes will be CRA-qualifying. The Fund will provide shareholders at least 60 days’ notice prior to a change in this policy. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Government National Mortgage Association (“Ginnie Mae”). The Fund may also invest in certain securities issued by the Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises.

The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation (“FDIC”) and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) low-income credit unions, or minority- or women-owned and primarily lend or facilitate lending in low- and moderate-income (“LMI”) areas or to LMI individuals to promote community development. Although as a general matter an institution’s CRA activities will be evaluated based on the extent to which they benefit the institution’s delineated assessment area(s) or a broader statewide or regional area that includes the institution’s assessment area(s), deposits with low-income credit unions or minority- or women-owned financial institutions need not also benefit a shareholder’s assessment area or the broader statewide or regional area to be CRA-qualified.

PRINCIPAL RISKS

The Fund’s investment adviser believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them. The Fund’s goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Fund’s investment adviser to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Generally, the prices of fixed-income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund’s portfolio more than it would affect a diversified investment company.

The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund’s investments fall in value.

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index.

The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund’s performance would be reduced.

The bar chart shows the performance of the Fund’s CRA Shares from year to year.[1]

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31, 2011

[1]	Prior to March 1, 2007, the Fund offered only one class of shares, which have been redesignated as CRA Shares.

Best Quarter:	Q3	09/2002	5.81%
Worst Quarter:	Q2	06/2004	(2.00)%

Year to date total return for the six months ended June 30, 2012 was 2.40%.

The table shows the average annual total returns for the Fund’s CRA Shares for the periods ended December 31, 2011 as compared to a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/11
Average Annual Total Returns Community Reinvestment Act Qualified Investment Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
CRA Shares	6.90%	5.26%	4.89%	5.30%	[1]	Aug 30, 1999
CRA Shares - Returns After Taxes on Distributions	5.66%	3.85%	3.41%	3.66%	[1]	Aug 30, 1999
CRA Shares - Returns After Taxes on Distributions and Sale of Fund Shares	4.58%	3.67%	3.31%	3.56%	[1]	Aug 30, 1999
CRA Shares - Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.38%	[1]	Aug 30, 1999
[1]	The CRA Shares inception date was August 30, 1999. Index comparisons began on August 31, 1999.

The Community Reinvestment Act Qualified Investment Fund - Retail Shares
FUND SUMMARY
INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Retail Shares Community Reinvestment Act Qualified Investment Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Retail Shares Community Reinvestment Act Qualified Investment Fund
Management Fees	0.30%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.84%

Example

This Example is intended to help you compare the cost of investing in Retail Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Retail Shares of the Fund for the time periods indicated and then redeem all your Retail Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Shares Community Reinvestment Act Qualified Investment Fund	86	268	466	1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and (2) other securities that have a rating in the highest category assigned by a nationally recognized statistical rating organization (“Rating Agency”), for example AAA by Standard & Poor’s Ratings Group and/or Aaa by Moody’s Investors Service, Inc., or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

Under normal circumstances, the Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings. U.S. Government Securities are not subject to the foregoing 25% limitation.

Under normal circumstances, the Fund will invest at least 90% of its net assets in debt securities and other debt instruments that the Fund’s investment advisor believes will be CRA-qualifying. The Fund will provide shareholders at least 60 days’ notice prior to a change in this policy. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Government National Mortgage Association (“Ginnie Mae”). The Fund may also invest in certain securities issued by the Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises.

The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation (“FDIC”) and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) low-income credit unions or minority- or women-owned and primarily lend or facilitate lending in low- and moderate-income (“LMI”) areas or to LMI individuals to promote community development. Although as a general matter an institution’s CRA activities will be evaluated based on the extent to which they benefit the institution’s delineated assessment area(s) or a broader statewide or regional area that includes the institution’s assessment area(s), deposits with low-income credit unions or minority- or women-owned financial institutions need not also benefit a shareholder’s assessment area or the broader statewide or regional area to be CRA-qualified.

PRINCIPAL RISKS

The Fund’s investment adviser believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them. The Fund’s goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Fund’s investment adviser to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Generally, the prices of fixed-income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund’s portfolio more than it would affect a diversified investment company.

The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund’s investments fall in value.

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index. The Retail Shares inception date was March 2, 2007. Performance presented in the bar chart and table since March 2, 2007 is based on the performance of Retail Shares. Performance in the bar chart and table for periods prior to March 2, 2007 is based on the performance of CRA Shares. CRA Shares, which were first offered on August 30, 1999, are not offered in this Prospectus. Retail Shares and CRA Shares will have similar performance results because each class of shares represents interests in the same portfolio of securities.

Annual returns would differ only to the extent that Retail Shares and CRA Shares have different expenses.

The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund’s performance would be reduced.

The bar chart shows the performance of the Fund from year to year.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31, 2011

Best Quarter:	Q3	09/2002	5.81%
Worst Quarter:	Q2	06/2004	(2.00)%

Year to date total return for the six months ended June 30, 2012 was 2.46%.

The table shows the Fund’s average annual total returns for the periods ended December 31, 2011 as compared to a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/11
Average Annual Total Returns Community Reinvestment Act Qualified Investment Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Retail Shares	6.92%	5.31%	4.92%	5.32%	[1]	Aug 30, 1999
Retail Shares - Returns After Taxes on Distributions	5.65%	3.87%	3.42%	3.67%	[1]	Aug 30, 1999
Retail Shares - Returns After Taxes on Distributions and Sale of Fund Shares	4.59%	3.70%	3.32%	3.57%	[1]	Aug 30, 1999
Retail Shares - Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.38%	[1]	Aug 30, 1999
[1]	August 30, 1999 (inception date for CRA Shares). Index comparisons began on August 31, 1999.

The Community Reinvestment Act Qualified Investment Fund - Institutional Shares
FUND SUMMARY
INVESTMENT OBJECTIVE

The Fund’s investment objective is to provide (1) a high level of current income consistent with the preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Institutional Shares Community Reinvestment Act Qualified Investment Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Shares Community Reinvestment Act Qualified Investment Fund
Management Fees	0.30%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.49%

Example

This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares Community Reinvestment Act Qualified Investment Fund	50	157	274	616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund’s principal investment strategy is to invest in debt securities and other debt instruments that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive investment test or similar credit under the CRA with respect to shares of the Fund held by them.

Under normal circumstances, the Fund will invest primarily in (1) securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and (2) other securities that have a rating in the highest category assigned by a nationally recognized statistical rating organization (“Rating Agency”), for example AAA by Standard & Poor’s Ratings Group and/or Aaa by Moody’s Investors Service, Inc., or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings.

Under normal circumstances, the Fund may also invest up to 25% of its net assets in investment grade securities that are rated in the second or third highest rating categories assigned by a Rating Agency, or which are deemed by the Fund’s investment adviser to be of comparable quality to securities so rated, or which are credit-enhanced by one or more entities with one of the above credit ratings. U.S. Government Securities are not subject to the foregoing 25% limitation.

Under normal circumstances, the Fund will invest at least 90% of its net assets in debt securities and other debt instruments that the Fund’s investment advisor believes will be CRA-qualifying. The Fund will provide shareholders at least 60 days’ notice prior to a change in this policy. Such securities would include single-family, multi-family and economic development loan-backed securities. As a result, the Fund will invest a significant amount of its assets in securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), and Government National Mortgage Association (“Ginnie Mae”). The Fund may also invest in certain securities issued by the Small Business Administration and other U.S. Government agencies, authorities, instrumentalities and sponsored enterprises.

The Fund may invest a significant amount of its assets in taxable municipal bonds whose primary purpose is community development. The Fund may also invest in tax-exempt municipal securities.

The Fund may invest in certificates of deposit that are insured by the Federal Deposit Insurance Corporation (“FDIC”) and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) low-income credit unions or minority- or women-owned and primarily lend or facilitate lending in low- and moderate-income (“LMI”) areas or to LMI individuals to promote community development. Although as a general matter an institution’s CRA activities will be evaluated based on the extent to which they benefit the institution’s delineated assessment area(s) or a broader statewide or regional area that includes the institution’s assessment area(s), deposits with low-income credit unions or minority- or women-owned financial institutions need not also benefit a shareholder’s assessment area or the broader statewide or regional area to be CRA-qualified.

PRINCIPAL RISKS

The Fund’s investment adviser believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them. The Fund’s goal of holding debt securities and other debt instruments that will allow shares of the Fund to be deemed qualified under the CRA will cause the Fund’s investment adviser to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Generally, the prices of fixed-income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.

The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

The Fund is a non-diversified investment company. Compared to a diversified investment company, the Fund may invest a greater percentage of its assets in the securities of a particular issuer. A change in value of such securities will affect the value of the Fund’s portfolio more than it would affect a diversified investment company.

The Fund may sell securities that it has held for less than one year. When it does so, the Fund may realize short-term capital gains, which are taxed at higher rates than long-term capital gains.

All mutual funds are affected by changes in the economy and swings in investment markets. You could lose money if the Fund’s investments fall in value.

PERFORMANCE INFORMATION

The following bar chart and table provide an indication of the risks of investing in the Fund by showing: a) the performance of the Fund from year to year; and b) how the average annual returns for the Fund compare to those of a broad-based securities market index. The Institutional Shares inception date was March 2, 2007. Performance presented in the bar chart and table since March 2, 2007 is based on the performance of Institutional Shares. Performance in the bar chart and table for periods prior to March 2, 2007 is based on the performance of CRA Shares. CRA Shares, which were first offered on August 30, 1999, are not offered in this Prospectus. Institutional Shares and CRA Shares will have similar performance results because each class of shares represents interests in the same portfolio of securities. Annual returns would differ only to the extent that Institutional Shares and CRA Shares have different expenses.

The bar chart and performance table assume reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Performance reflects fee waivers in effect. If these fee waivers were not in place, the Fund’s performance would be reduced.

The bar chart shows the performance of the Fund from year to year.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31, 2011

Best Quarter:	Q3	09/2002	5.81%
Worst Quarter:	Q2	06/2004	(2.00)%

Year to date total return for the six months ended June 30, 2012 was 2.63%.

The table shows the Fund’s average annual total returns for the periods ended December 31, 2011 as compared to a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/11
Average Annual Total Returns Community Reinvestment Act Qualified Investment Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Shares	7.38%	5.68%	5.10%	5.47%	[1]	Aug 30, 1999
Institutional Shares - Returns After Taxes on Distributions	5.98%	4.11%	3.54%	3.77%	[1]	Aug 30, 1999
Institutional Shares - Returns After Taxes on Distributions and Sale of Fund Shares	4.89%	3.94%	3.44%	3.67%	[1]	Aug 30, 1999
Institutional Shares - Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%	6.38%	[1]	Aug 30, 1999
[1]	August 30, 1999 (inception date for CRA Shares). Index comparisons began on August 31, 1999.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
CIK	dei_EntityCentralIndexKey	0001078195
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Sep 27, 2012
Effective Date	dei_DocumentEffectiveDate	Oct 1, 2012
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Community Reinvestment Act Qualified Investment Fund | CRA Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRAIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.94%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	96
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	300
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	520
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,155
2002	rr_AnnualReturn2002	10.62%
2003	rr_AnnualReturn2003	2.65%
2004	rr_AnnualReturn2004	3.85%
2005	rr_AnnualReturn2005	2.15%
2006	rr_AnnualReturn2006	3.57%
2007	rr_AnnualReturn2007	5.80%
2008	rr_AnnualReturn2008	4.24%
2009	rr_AnnualReturn2009	4.81%
2010	rr_AnnualReturn2010	4.56%
2011	rr_AnnualReturn2011	6.90%
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	5.26%
10 Years	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 1999
Community Reinvestment Act Qualified Investment Fund | CRA Shares | - Returns After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.66%
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 1999
Community Reinvestment Act Qualified Investment Fund | CRA Shares | - Returns After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.58%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 1999
Community Reinvestment Act Qualified Investment Fund | CRA Shares | - Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 1999
Community Reinvestment Act Qualified Investment Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRATX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.84%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	86
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	268
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	466
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,037
2002	rr_AnnualReturn2002	10.62%
2003	rr_AnnualReturn2003	2.65%
2004	rr_AnnualReturn2004	3.85%
2005	rr_AnnualReturn2005	2.15%
2006	rr_AnnualReturn2006	3.57%
2007	rr_AnnualReturn2007	5.72%
2008	rr_AnnualReturn2008	4.34%
2009	rr_AnnualReturn2009	4.84%
2010	rr_AnnualReturn2010	4.78%
2011	rr_AnnualReturn2011	6.92%
1 Year	rr_AverageAnnualReturnYear01	6.92%
5 Years	rr_AverageAnnualReturnYear05	5.31%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 1999
Community Reinvestment Act Qualified Investment Fund | Retail Shares | - Returns After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.65%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	3.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 1999
Community Reinvestment Act Qualified Investment Fund | Retail Shares | - Returns After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.59%
5 Years	rr_AverageAnnualReturnYear05	3.70%
10 Years	rr_AverageAnnualReturnYear10	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 1999
Community Reinvestment Act Qualified Investment Fund | Retail Shares | - Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 1999
Community Reinvestment Act Qualified Investment Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CRANX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.49%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	50
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	157
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	274
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	616
2002	rr_AnnualReturn2002	10.62%
2003	rr_AnnualReturn2003	2.65%
2004	rr_AnnualReturn2004	3.85%
2005	rr_AnnualReturn2005	2.15%
2006	rr_AnnualReturn2006	3.57%
2007	rr_AnnualReturn2007	6.01%
2008	rr_AnnualReturn2008	4.69%
2009	rr_AnnualReturn2009	5.29%
2010	rr_AnnualReturn2010	5.03%
2011	rr_AnnualReturn2011	7.38%
1 Year	rr_AverageAnnualReturnYear01	7.38%
5 Years	rr_AverageAnnualReturnYear05	5.68%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 1999
Community Reinvestment Act Qualified Investment Fund | Institutional Shares | - Returns After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 1999
Community Reinvestment Act Qualified Investment Fund | Institutional Shares | - Returns After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 1999
Community Reinvestment Act Qualified Investment Fund | Institutional Shares | - Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 30, 1999

[1]	The CRA Shares inception date was August 30, 1999. Index comparisons began on August 31, 1999.
[2]	August 30, 1999 (inception date for CRA Shares). Index comparisons began on August 31, 1999.